Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for non-CEO Named Executive Officers	Average Compensation Actually Paid to non-CEO Named Executive Officers	Value of Fixed $100 Investment Based On:		Net Income	Company Selected Measure: Diluted EPS
					Total Shareholder Return	Peer Group Total Shareholder Return
	($)	($)(1)(2)	($)(2)	($)(1)(2)	($)	($)(3)	($)	($)

2022	1,323,221	1,596,289	512,046	476,400	100.49	111.47	61,439,377	4.17
2021	2,375,909	2,306,068	594,080	638,100	112.11	126.43	69,013,710	4.60
2020	3,088,311	1,606,062	627,250	415,542	80.73	90.82	59,486,202	3.95

Company Selected Measure Name	Diluted EPS
Named Executive Officers, Footnote [Text Block]	The CEO and all other named executive officers included in average summary compensation were as follows for each year indicated:

	2022	2021	2020

CEO	Gregory A. Dufour	Gregory A. Dufour	Gregory A. Dufour
Other Named Executive Officers	Michael R. Archer	Gregory A. White	Gregory A. White(a)
	William H. Martel	William H. Martel	Joanne T. Campbell
	Timothy P. Nightingale	Timothy P. Nightingale	Timothy P. Nightingale
	Patricia A. Rose	Patricia A. Rose	Patricia A. Rose
Deborah A. Jordan(a)
a) Mr. White was appointed as EVP, CFO of the Company, effective April 15, 2020, at which time Ms. Jordan relinquished her role as EVP, CFO and retired from the Company effective June 10, 2020. For purposes of calculating the average summary compensation for the named executive officers, the amounts used for purposes of determining each named executive officer's compensation only reflect the period that they were employed by the Company.

Peer Group Issuers, Footnote [Text Block]	The peer group TSR was calculated using the S&P U.S. SmallCap Banks Index as of December 31, 2022, which differs from our industry index used to assess relative performance of ROAE under the LTIP. Refer to the LTIP section beginning on page 53 above.
PEO Total Compensation Amount	$ 1,323,221	$ 2,375,909	$ 3,088,311
PEO Actually Paid Compensation Amount	$ 1,596,289	2,306,068	1,606,062
Adjustment To PEO Compensation, Footnote [Text Block]	CAP to CEO was calculated as follows:

Year	Summary Compen-sation Table Total for CEO	Change in Pension Value	Fair Value of Current Year Equity Awards at Grant Date	Pension value attributable to Current Year's Service Cost	Fair Value of Current Year Equity Awards at 12/31/2022	Dividends paid on restricted stock	Change in Fair Value of Prior Years' Awards Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in 2022	Fair Value of Awards Forfeited During 2022	Compen-sation Actually Paid to CEO
	($)	($)	($) (a)	($)	($)(a)	($)	($)(a)	($)(a)	($)	($)
2022	1,323,221	—	(329,977)	403,598	324,139	2,541	(48,298)	(78,935)	—	1,596,289
2021	2,375,909	(820,719)	(342,314)	376,267	378,633	—	283,937	54,355	—	2,306,068
2020	3,088,311	(1,716,445)	(348,204)	349,348	383,419	—	(40,985)	(109,382)	—	1,606,062

Non-PEO NEO Average Total Compensation Amount	$ 512,046	594,080	627,250
Non-PEO NEO Average Compensation Actually Paid Amount	$ 476,400	638,100	415,542
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average summary compensation actually paid to non-CEO named executive officers was calculated as follows:

Year	Average Summary Compensation Table Total for non-CEO Named Executive Officers	Change in Pension Value	Fair Value of Current Year Equity Awards at Grant Date	Pension value attributable to Current Year's Service Cost	Fair Value of Current Year Equity Awards at 12/31/2022	Dividends paid on restricted stock	Change in Fair Value of Prior Years' Awards Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in 2022	Fair Value of Awards Forfeited During 2022	Average Summary Compen-sation Actually Paid to non-CEO Named Executive Officers
	($)	($)	($) (a)	($)	($)(a)	($)	($)(a)	($)(a)	($)	($)

2022	512,046	—	(92,679)	—	88,998	663	(14,010)	(18,618)		476,400
2021	594,080	—	(98,392)	—	108,264	—	61,133	24,136	(51,121)	638,100
2020	627,250	(133,519)	(86,367)	23,015	73,456	—	(8,656)	(36,156)	(43,481)	415,542
a) Fair value was computed in accordance with the Company's methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Cumulative TSR - The table below shows the relationship between CAP to CEO and the average of CAP to all other named executive officers, and the Company's TSR and peer group TSR for the period December 31, 2019 through December 31, 2022. The table assumes a $100 investment on December 31, 2019 and measures the amount by which the market value, assuming the reinvestment of dividends, has changed as of December 31, 2022:

The SEC requires companies to compare CAP to CEO and all other named executive officers to cumulative TSR however, we do not link CEO or all other named executive officers compensation to our cumulative TSR.

Compensation Actually Paid vs. Net Income [Text Block]	Net Income - The table below shows the relationship between CAP to CEO and the average of the CAP to all other named executive officers and the Company's net income:

The SEC requires companies to compare CAP to CEO and all other named executive officers to net income; however, we do not link CEO or all other named executive officers compensation to net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Diluted EPS - The table below shows the relationship between CAP to CEO and the average of the CAP to all other named executive officers and the Company's diluted EPS:
	Diluted EPS is used by the Company to determine incentive payouts for all named executive officers, including the CEO, under the Company's LTIP
Tabular List [Table Text Block]

Financial Performance Measures (1)
Diluted EPS
Relative Return on Average Equity
Net Income Before Taxes (NIBT)

Total Shareholder Return Amount	$ 100.49	112.11	80.73
Peer Group Total Shareholder Return Amount	111.47	126.43	90.82
Net Income (Loss)	$ 61,439,377	$ 69,013,710	$ 59,486,202
Company Selected Measure Amount | $ / shares	4.17	4.60	3.95
PEO Name	Gregory A. Dufour	Gregory A. Dufour	Gregory A. Dufour
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Return on Average Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income Before Taxes (NIBT)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (820,719)	$ (1,716,445)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(329,977)	(342,314)	(348,204)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	403,598	376,267	349,348
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	324,139	378,633	383,419
PEO [Member] | Equity Awards, Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,541	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,298)	283,937	(40,985)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(78,935)	54,355	(109,382)
PEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(133,519)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(92,679)	(98,392)	(86,367)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	23,015
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	88,998	108,264	73,456
Non-PEO NEO [Member] | Equity Awards, Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	663	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,010)	61,133	(8,656)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,618)	24,136	(36,156)
Non-PEO NEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (51,121)	$ (43,481)